SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash	$ 31.7		$ 88.6	$ 95.3	$ 9.7
Other current assets	35.9	$ 32.0	32.9
Total current assets	524.2		413.2
Deferred income taxes	40.8	13.4	12.2
Total assets	1,112.7		725.4
Current liabilities
Accounts payable and accrued liabilities	136.8		110.4
Total liabilities	592.5		326.3
Shareholders' equity
Retained earnings		$ 274.8	279.7
Total shareholders' equity	520.2		399.1	243.6	146.1
Total liabilities and shareholders' equity	1,112.7		725.4
Parent company
Current assets
Cash	0.6		1.1	1.3	0.4
Other current assets	0.1		0.1
Total current assets	0.7		1.2
Note receivable from subsidiary	54.0		43.5
Investment in subsidiary	497.8		384.8
Deferred income taxes	2.6		2.1
Total assets	555.1		431.6
Current liabilities
Accounts payable and accrued liabilities	0.3		0.2
Due to subsidiary	34.6		32.3
Total liabilities	34.9		32.5
Shareholders' equity
Share capital	114.7		112.6
Contributed surplus	15.7		9.2
Retained earnings	389.8		277.3
Total shareholders' equity	520.2		399.1	$ 243.6	$ 146.1
Total liabilities and shareholders' equity	$ 555.1		$ 431.6